ACQUISITIONS (Details) - Schedule of Business Acquisitions, by Acquisition (Parentheticals) (The Fresh Diet [Member])	0 Months Ended	3 Months Ended	12 Months Ended
	Aug. 15, 2014	Mar. 31, 2015	Dec. 31, 2014
The Fresh Diet [Member]
Business Acquisition [Line Items]
Common Stock, shares	10,000,000	6,889,937	3,110,063